Expense Example {- Fidelity® Small Cap Growth Fund} - 07.31 Fidelity Small Cap Growth Fund AMCIZ PRO-11 - Fidelity® Small Cap Growth Fund	Sep. 29, 2021 USD ($)
Fidelity Small Cap Growth Fund-Class A
Expense Example:
1 year	$ 699
3 years	960
5 years	1,242
10 years	2,042
Fidelity Small Cap Growth Fund-Class M
Expense Example:
1 year	502
3 years	822
5 years	1,165
10 years	2,131
Fidelity Small Cap Growth Fund-Class C
Expense Example:
1 year	309
3 years	646
5 years	1,108
10 years	2,192
Fidelity Small Cap Growth Fund - Class I
Expense Example:
1 year	106
3 years	331
5 years	574
10 years	1,271
Fidelity Small Cap Growth Fund-Class Z
Expense Example:
1 year	92
3 years	287
5 years	498
10 years	$ 1,108